BORROWINGS - Unused loan facilities - Parenthetical (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
BORROWINGS
Assets	¥ 44,594,162	$ 6,376,881	¥ 32,357,042
Asset pledged as collateral
BORROWINGS
Assets	1,257,726		832,153
Secured by property, equipment | Asset pledged as collateral
BORROWINGS
Assets	1,257,726		832,153
Secured by land-use right | Asset pledged as collateral
BORROWINGS
Assets	¥ 249,031		¥ 205,334